UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2013


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 2321
          New York, New York  10020


13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:


/s/ Cathaleen Lindsay              New York, NY                May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       68

Form 13F Information Table Value Total:   $130,072
                                         (thousands)


List of Other Included Managers: None







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

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
--------------                --------------    --------- --------   ----------------- ----------  --------  -----------------------
                                                           VALUE     SHS OR   SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION    MGRS      SOLE   SHARED   NONE
--------------                --------------    --------- --------   -------  --- ---- ----------  --------  -------  ------  ------
3M CO                         COM               88579Y101    356       3,349  SH          SOLE                     0           3,349
AFLAC INC                     COM               001055102  8,012     154,026  SH          SOLE                90,824          63,202
APPLE INC                     COM               037833100  3,269       7,385  SH          SOLE                 5,100           2,285
AQUA AMERICA INC              COM               03836W103    943      30,000  SH          SOLE                30,000               0
ARCHER DANIELS MIDLAND CO     COM               039483102  2,193      65,004  SH          SOLE                52,492          12,512
ASHLAND INC NEW               COM               044209104    266       3,585  SH          SOLE                 3,585               0
AT&T INC                      COM               00206R102    484      13,196  SH          SOLE                     0          13,196
BRISTOL MYERS SQUIBB CO       COM               110122108    210       5,104  SH          SOLE                     0           5,104
CARNIVAL CORP                 PAIRED CTF        143658300    429      12,500  SH          SOLE                 8,000           4,500
CELGENE CORP                  COM               151020104  2,317      19,986  SH          SOLE                12,350           7,636
CHUBB CORP                    COM               171232101  1,506      17,200  SH          SOLE                14,300           2,900
CHURCH & DWIGHT INC           COM               171340102    928      14,352  SH          SOLE                   800          13,552
COPA HOLDINGS SA              CL A              P31076105  3,045      25,455  SH          SOLE                 3,750          21,705
CORNING INC                   COM               219350105    267      20,000  SH          SOLE                20,000               0
CREDICORP LTD                 COM               G2519Y108  3,686      22,200  SH          SOLE                 3,475          18,725
DELTA AIR LINES INC DEL       COM NEW           247361702  3,882     235,100  SH          SOLE                39,500         195,600
DEVON ENERGY CORP NEW         COM               25179M103  6,063     107,465  SH          SOLE                27,550          79,915
DIAGEO P L C                  SPON ADR NEW      25243Q205    411       3,266  SH          SOLE                 1,900           1,366
DISH NETWORK CORP             CL A              25470M109    758      20,000  SH          SOLE                20,000               0
DISNEY WALT CO                COM DISNEY        254687106  1,020      17,966  SH          SOLE                 9,000           8,966
DU PONT E I DE NEMOURS & CO   COM               263534109    202       4,106  SH          SOLE                     0           4,106
ECHOSTAR CORP                 CL A              278768106    276       7,070  SH          SOLE                 6,100             970
ERICSSON                      ADR B SEK 10      294821608    941      74,692  SH          SOLE                35,960          38,732
EXXON MOBIL CORP              COM               30231G102  3,211      35,631  SH          SOLE                     0          35,631
GENERAL ELECTRIC CO           COM               369604103  1,766      76,380  SH          SOLE                23,700          52,680
ICICI BK LTD                  ADR               45104G104  2,436      56,775  SH          SOLE                 7,850          48,925
INTEL CORP                    COM               458140100  1,078      49,368  SH          SOLE                25,900          23,468
INTERNATIONAL BUSINESS MACHS  COM               459200101  3,262      15,294  SH          SOLE                12,600           2,694
JACOBS ENGR GROUP INC DEL     COM               469814107  5,747     102,195  SH          SOLE                33,150          69,045
JPMORGAN CHASE & CO           COM               46625H100  1,559      32,840  SH          SOLE                30,000           2,840
KIMCO RLTY CORP               COM               49446R109    903      40,320  SH          SOLE                     0          40,320
LILLY ELI & CO                COM               532457108  1,767      31,118  SH          SOLE                18,300          12,818
LOCKHEED MARTIN CORP          COM               539830109  1,567      16,235  SH          SOLE                 6,000          10,235
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105  4,149      76,775  SH          SOLE                11,150          65,625
MARKEL CORP                   COM               570535104    201         400  SH          SOLE                     0             400
MARKET LEADER INC             COM               57056R103    112      12,471  SH          SOLE                12,471               0
MASCO CORP                    COM               574599106  1,013      50,000  SH          SOLE                50,000               0
MASTERCARD INC                CL A              57636Q104  2,814       5,200  SH          SOLE                   810           4,390
MERCK & CO INC NEW            COM               58933Y105  4,286      96,962  SH          SOLE                59,500          37,462
MICROSOFT CORP                COM               594918104  2,162      75,575  SH          SOLE                47,700          27,875
NEWS CORP                     CL B              65248E203    615      20,000  SH          SOLE                20,000               0
PEPSICO INC                   COM               713448108  2,999      37,912  SH          SOLE                26,250          11,662
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408  1,823     110,000  SH          SOLE                17,600          92,400
PFIZER INC                    COM               717081103    572      19,820  SH          SOLE                     0          19,820
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN    726503105    277       4,900  SH          SOLE                     0           4,900
PROCTER & GAMBLE CO           COM               742718109    280       3,640  SH          SOLE                     0           3,640
PROSHARES TR                  PSHS ULSHT SP500  74347B300    515      11,729  SH          SOLE                 7,925           3,804
PROSHARES TR                  PSHS ULTSHRT QQQ  74347X237    673      26,000  SH          SOLE                26,000               0
QUALCOMM INC                  COM               747525103    669      10,000  SH          SOLE                10,000               0
REALOGY HLDGS CORP            COM               75605Y106  3,686      75,470  SH          SOLE                11,900          63,570
ROYAL BK CDA MONTREAL QUE     COM               780087102    243       4,032  SH          SOLE                 4,032               0
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206  2,700      41,433  SH          SOLE                16,600          24,833
RPX CORP                      COM               74972G103  3,009     213,275  SH          SOLE                33,875         179,400
SANDISK CORP                  COM               80004C101    550      10,000  SH          SOLE                10,000               0
SCHLUMBERGER LTD              COM               806857108  5,525      73,781  SH          SOLE                36,000          37,781
SPDR GOLD TRUST               GOLD SHS          78463V107    984       6,370  SH          SOLE                 3,850           2,520
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209  3,575      90,093  SH          SOLE                14,450          75,643
THE ADT CORPORATION           COM               00101J106  3,722      76,050  SH          SOLE                11,950          64,100
TIFFANY & CO NEW              COM               886547108  2,430      34,950  SH          SOLE                 6,350          28,600
TOOTSIE ROLL INDS INC         COM               890516107    664      22,195  SH          SOLE                10,828          11,367
UNILEVER N V                  N Y SHS NEW       904784709  3,962      96,628  SH          SOLE                28,257          68,371
UNITED STATES STL CORP NEW    COM               912909108    816      41,850  SH          SOLE                30,800          11,050
UNITED TECHNOLOGIES CORP      COM               913017109  3,159      33,813  SH          SOLE                25,500           8,313
VERIZON COMMUNICATIONS INC    COM               92343V104    323       6,566  SH          SOLE                     0           6,566
WISDOMTREE TRUST              INDIA ERNGS FD    97717W422  1,662      92,500  SH          SOLE                17,700          74,800
WISDOMTREE TRUST              JAPN HEDGE EQT    97717W851  3,270      75,700  SH          SOLE                12,500          63,200
YANDEX N V                    SHS CLASS A       N97284108  1,649      71,250  SH          SOLE                11,925          59,325
YUM BRANDS INC                COM               988498101    226       3,140  SH          SOLE                 2,000           1,140

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